Leases (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($)		3 Months Ended
	Feb. 14, 2019	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 19, 2019	Sep. 16, 2019	Dec. 31, 2018
Right of use assets			$ 4,886,000	$ 3,519,000
Operating lease liabilities			$ 4,900,000
Nexway AG [Member]
Right of use assets		$ 0		3,500,000	$ 3,600,000
Operating lease liabilities		0		3,500,000	3,600,000
March 1, 2019 Until August 31, 2020 [Member]
Annual rent	$ 89,000
August 31, 2021 [Member]
Annual rent	95,000
August 31, 2022 [Member]
Annual rent	98,000
FaceBank Group, Inc Pre-Merger [Member]
Right of use assets		$ 37,000		3,519,000
Operating lease liabilities				$ 3,520,000
Operating lease expiry date		Aug. 31, 2020
FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Right of use assets		$ 0			3,600,000	$ 3,600,000
Operating lease liabilities		$ 0			$ 3,600,000	$ 3,600,000
FaceBank Group, Inc Pre-Merger [Member] | March 1, 2019 Until August 31, 2020 [Member]
Annual rent	89,437
FaceBank Group, Inc Pre-Merger [Member] | August 31, 2021 [Member]
Annual rent	94,884
FaceBank Group, Inc Pre-Merger [Member] | August 31, 2022 [Member]
Annual rent	$ 97,730